MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH        TWO WORLD TRADE CENTER NEW
SECURITIES INC.                                   YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1999

DEAR SHAREHOLDER:

The twelve-month period ending February 28, 1999, proved to be very volatile in the markets, both domestically and abroad. After a peak in the market in the middle of July, the markets sold off on fears of problems in several foreign economies and their potential impact on the United States. As the summer came to a close and the Fed lowered interest rates 75 basis points in the fall, investors regained their confidence and the markets rebounded, closing the calendar year with above-20-percent returns for the fourth year in a row. While interest rates continued their decline, inflation remained in check and the markets continued to hit new highs.

PERFORMANCE

Against this backdrop, Morgan Stanley Dean Witter Dividend Growth Securities' Class B shares posted a total return of 7.59 percent for the twelve-month period ended February 28, 1999, versus 5.30 percent for the Lipper Growth and Income Funds Index and 19.74 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period the Fund's Class A, C and D shares earned 8.10 percent, 7.26 percent and 8.33 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the performance of the Fund's Class B shares versus the Lipper and S&P 500 indexes.

The Fund's underperformance of the S&P 500 Index during this period was largely due to the Fund's relatively low exposure to the technology and financial sectors, both of which have rallied significantly in recent months. Technology stocks generally pay little if any dividends and therefore are not included in the Fund, because one of the Fund's primary investment objectives is to provide reasonable current income. And while the Fund does hold some financial stocks, this sector is underweighted relative to the S&P 500.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1999, CONTINUED

Additionally, the Fund's investment process is very value oriented. During the fiscal year there was a significant difference between the performance of growth stocks and value stocks. In fact, near the end of the fiscal period, one well-respected Wall Street strategist observed that S&P 500 value stocks were underperforming S&P 500 growth stocks by the widest margin in 25 years.

PORTFOLIO STRUCTURE

Several portfolio shifts occurred during the fiscal year. We sold our holdings in Beneficial Corp., Sprint and PG&E and eliminated the Fund's exposure to long-term U.S. Treasury bonds by selling them during various periods of significant bond strength. We added positions in Armstrong World Industries, Associates First Capital, Conagra, Delphi Automotive, Dominion Resources, Fluor Corp., B. F. Goodrich, Hercules Inc., Kimberly-Clark, Rubbermaid, Ryder, Sysco Corp. and Winn-Dixie Stores. In addition, the merger of Amoco and British Petroleum was completed during the period under review, resulting in a position in BP Amoco rather than the Fund's original position in Amoco.

LOOKING AHEAD

We are convinced that the continued use of our stringent screening process that seeks out high-quality overlooked stocks, as well as monitoring the progress of current investments, will play a key role in the Fund's long-term success. The Fund's strength can be attributed in part to its strategy of investing in dividend-paying common stocks. Stocks that pay dividends offer the potential for growth of both investment capital and dividend income, the two components of total return. Historically, investors have been willing to pay for that dividend flow, making dividend-paying stocks particularly attractive during periods of market weakness. By investing in these stocks the Fund offers investors an opportunity to enjoy upside potential during strong markets and lends some downside support during weak ones, a strategy that has served long-term investors well.

We appreciate your ongoing support of Morgan Stanley Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH
SECURITIES INC.
FUND PERFORMANCE FEBRUARY 28, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)

                                       Fund   S&P 500(4)  Lipper(5)
February-1989                       $10,000      $10,000    $10,000
February-1990                       $11,785      $11,884    $11,307
February-1991                       $12,788      $13,627    $12,448
February-1992                       $15,195      $15,810    $14,440
February-1993                       $16,583      $17,494    $16,034
February-1994                       $18,238      $18,947    $17,977
February-1995                       $18,831      $20,341    $18,712
February-1996                       $24,482      $27,391    $24,317
February-1997                       $29,713      $34,557    $29,607
February-1998                       $38,358      $46,648    $37,965
February-1999                    $41,271(3)      $55,856    $39,977

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                       7.59%(1)     2.59%(2)   1 Year                       8.10%(1)     2.42%(2)
5 Year                      17.74(1)     17.53(2)    Since Inception (7/28/97)   12.25(1)      8.51(2)
10 Year                     15.23(1)     15.23(2)

               CLASS C SHARES++                                      CLASS D SHARES++
-----------------------------------------------       -----------------------------------------------
1 Year                       7.26%(1)     6.26%(2)    1 Year                      8.33%(1)
Since Inception (7/28/97)   11.41(1)     11.41(2)     Since Inception (7/28/97)  12.51(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on February 28, 1999.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 +  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 ++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (92.4%)
             AEROSPACE (3.2%)
  2,300,000  Goodrich (B.F.) Co. (The).........................................................  $    78,487,500
  3,800,000  Lockheed Martin Corp..............................................................      143,212,500
  3,100,000  United Technologies Corp..........................................................      384,012,500
                                                                                                 ---------------
                                                                                                     605,712,500
                                                                                                 ---------------
             ALUMINUM (1.7%)
  3,900,000  Alcan Aluminium Ltd. (Canada).....................................................       94,818,750
  5,418,000  Alcoa Inc.........................................................................      219,429,000
                                                                                                 ---------------
                                                                                                     314,247,750
                                                                                                 ---------------
             APPAREL (0.6%)
  2,250,000  VF Corp...........................................................................      108,281,250
                                                                                                 ---------------
             AUTO PARTS: O.E.M. (1.9%)
  2,550,000  Dana Corp.........................................................................       96,262,500
  1,446,000  Delphi Automotive Systems Corp.*..................................................       26,660,625
  2,150,000  Johnson Controls, Inc.............................................................      132,225,000
  2,350,000  TRW Inc...........................................................................      111,037,500
                                                                                                 ---------------
                                                                                                     366,185,625
                                                                                                 ---------------
             AUTOMOTIVE AFTERMARKET (0.6%)
  2,475,000  Goodyear Tire & Rubber Co.........................................................      114,468,750
                                                                                                 ---------------
             BEVERAGES - NON-ALCOHOLIC (2.3%)
  3,900,000  Coca Cola Co......................................................................      249,356,250
  5,072,500  PepsiCo, Inc......................................................................      190,852,812
                                                                                                 ---------------
                                                                                                     440,209,062
                                                                                                 ---------------
             BUILDING PRODUCTS (0.3%)
  1,225,000  Armstrong World Industries, Inc...................................................       60,254,687
                                                                                                 ---------------
             COMPUTER HARDWARE (2.5%)
  2,820,000  International Business Machines Corp..............................................      479,400,000
                                                                                                 ---------------
             CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.4%)
  2,600,000  Caterpillar, Inc..................................................................      118,462,500
  4,275,000  Deere & Co........................................................................      139,739,062
                                                                                                 ---------------
                                                                                                     258,201,562
                                                                                                 ---------------
             CONSUMER ELECTRONICS/APPLIANCES (0.5%)
  2,200,000  Whirlpool Corp....................................................................       95,700,000
                                                                                                 ---------------
             CONTAINERS/PACKAGING (0.5%)
  3,100,000  Crown Cork & Seal Co., Inc........................................................       86,025,000
                                                                                                 ---------------
             DEPARTMENT STORES (1.4%)
  2,591,000  May Department Stores Co..........................................................      153,516,750
  2,950,000  Sears, Roebuck & Co...............................................................      119,843,750
                                                                                                 ---------------
                                                                                                     273,360,500
                                                                                                 ---------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             DISCOUNT CHAINS (2.9%)
  8,700,000  Dayton Hudson Corp................................................................  $   544,293,750
                                                                                                 ---------------
             DIVERSIFIED ELECTRONIC PRODUCTS (0.8%)
  2,282,000  Honeywell, Inc....................................................................      159,597,375
                                                                                                 ---------------
             DIVERSIFIED FINANCIAL SERVICES (1.7%)
  3,075,000  Providian Financial Corp..........................................................      314,034,375
                                                                                                 ---------------
             DIVERSIFIED MANUFACTURING (0.8%)
  1,984,000  Minnesota Mining & Manufacturing Co...............................................      146,940,000
                                                                                                 ---------------
             ELECTRIC UTILITIES (3.4%)
  2,550,000  Dominion Resources, Inc...........................................................       98,493,750
  2,425,000  FPL Group, Inc....................................................................      124,735,937
  3,250,000  GPU, Inc..........................................................................      129,593,750
  4,842,500  Reliant Energy, Inc...............................................................      129,839,531
  4,525,500  Unicom Corp.......................................................................      160,938,094
                                                                                                 ---------------
                                                                                                     643,601,062
                                                                                                 ---------------
             ELECTRONIC COMPONENTS (0.9%)
  3,050,000  AMP, Inc..........................................................................      162,221,875
                                                                                                 ---------------
             ENGINEERING & CONSTRUCTION (0.4%)
  2,400,000  Fluor Corp........................................................................       84,450,000
                                                                                                 ---------------
             FINANCE COMPANIES (3.2%)
  4,000,000  Associates First Capital Corp. (Class A)..........................................      162,500,000
  3,800,400  Fannie Mae........................................................................      266,028,000
  4,250,000  Household International, Inc......................................................      172,656,250
                                                                                                 ---------------
                                                                                                     601,184,250
                                                                                                 ---------------
             FOOD CHAINS (1.5%)
  2,850,000  Albertson's, Inc..................................................................      162,450,000
     93,000  American Stores Co................................................................        3,138,750
  2,500,000  Winn-Dixie Stores, Inc............................................................      109,531,250
                                                                                                 ---------------
                                                                                                     275,120,000
                                                                                                 ---------------
             FOOD DISTRIBUTORS (1.1%)
  3,650,000  Supervalu, Inc....................................................................       87,828,125
  4,500,000  SYSCO Corp........................................................................      127,125,000
                                                                                                 ---------------
                                                                                                     214,953,125
                                                                                                 ---------------
             FOREST PRODUCTS (0.8%)
  2,763,000  Weyerhaeuser Co...................................................................      154,037,250
                                                                                                 ---------------
             HOME FURNISHINGS (0.2%)
    900,000  Rubbermaid, Inc...................................................................       29,756,250
                                                                                                 ---------------
             INTEGRATED OIL COMPANIES (5.1%)
  2,000,000  Atlantic Richfield Co.............................................................      109,250,000
  2,350,000  BP Amoco PLC (ADR) (United Kingdom)...............................................      199,750,000
  3,389,000  Exxon Corp........................................................................      225,580,312
  1,629,500  Kerr-McGee Corp...................................................................       46,542,594
  2,600,000  Mobil Corp........................................................................      216,287,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
  3,900,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).....................................  $   171,112,500
                                                                                                 ---------------
                                                                                                     968,522,906
                                                                                                 ---------------
             LIFE INSURANCE (1.8%)
  1,575,000  Aegon N.V. (ARS) (Netherlands)....................................................      164,784,375
  2,550,000  Jefferson-Pilot Corp..............................................................      172,921,875
                                                                                                 ---------------
                                                                                                     337,706,250
                                                                                                 ---------------
             MAJOR BANKS (4.7%)
  8,444,348  BankAmerica Corp..................................................................      551,521,479
  5,200,000  KeyCorp...........................................................................      167,700,000
  1,500,000  Morgan (J.P.) & Co., Inc..........................................................      167,156,250
                                                                                                 ---------------
                                                                                                     886,377,729
                                                                                                 ---------------
             MAJOR CHEMICALS (3.3%)
  1,575,000  Dow Chemical Co...................................................................      154,940,625
  4,047,000  Du Pont (E.I.) de Nemours & Co., Inc..............................................      207,661,687
  2,975,000  Hercules, Inc.....................................................................       82,370,312
  3,830,000  Monsanto Co.......................................................................      174,504,375
                                                                                                 ---------------
                                                                                                     619,476,999
                                                                                                 ---------------
             MAJOR PHARMACEUTICALS (11.0%)
  6,664,000  Abbott Laboratories...............................................................      309,459,500
  6,450,000  American Home Products Corp.......................................................      383,775,000
  3,373,400  Bristol-Myers Squibb Co...........................................................      424,837,563
 10,200,000  Schering-Plough Corp..............................................................      570,562,500
  5,600,000  Smithkline Beecham PLC (ADR) (United Kingdom).....................................      398,300,000
                                                                                                 ---------------
                                                                                                   2,086,934,563
                                                                                                 ---------------
             MAJOR U.S. TELECOMMUNICATIONS (3.2%)
  3,660,000  Bell Atlantic Corp................................................................      210,221,250
  3,100,000  GTE Corp..........................................................................      201,112,500
  3,550,000  U.S. West, Inc....................................................................      189,259,375
                                                                                                 ---------------
                                                                                                     600,593,125
                                                                                                 ---------------
             MANAGED HEALTH CARE (0.7%)
  1,875,000  Aetna Inc.........................................................................      138,867,188
                                                                                                 ---------------
             MILITARY/GOV'T/TECHNICAL (0.9%)
  3,099,000  Raytheon Co. (Class B)............................................................      165,602,813
                                                                                                 ---------------
             MOTOR VEHICLES (3.5%)
  2,272,657  DaimlerChrysler AG (Germany)*.....................................................      213,487,717
  3,925,000  Ford Motor Co.....................................................................      232,801,563
  2,700,000  General Motors Corp...............................................................      222,918,750
                                                                                                 ---------------
                                                                                                     669,208,030
                                                                                                 ---------------
             MULTI-LINE INSURANCE (1.2%)
  2,375,000  Lincoln National Corp.............................................................      224,882,813
                                                                                                 ---------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR COMPANIES (2.5%)
  3,830,000  General Electric Co...............................................................  $   384,196,875
  3,350,000  Tenneco, Inc......................................................................      100,290,625
                                                                                                 ---------------
                                                                                                     484,487,500
                                                                                                 ---------------
             NATURAL GAS (0.7%)
  2,300,000  Consolidated Natural Gas Co.......................................................      126,356,250
                                                                                                 ---------------
             OFFICE EQUIPMENT/SUPPLIES (3.4%)
  4,850,000  Pitney Bowes, Inc.................................................................      306,459,375
  6,200,000  Xerox Corp........................................................................      342,162,500
                                                                                                 ---------------
                                                                                                     648,621,875
                                                                                                 ---------------
             OIL & GAS PRODUCTION (0.6%)
  3,350,000  Burlington Resources, Inc.........................................................      108,456,250
                                                                                                 ---------------
             OIL REFINING/MARKETING (0.6%)
  5,150,000  USX-Marathon Group................................................................      106,540,625
                                                                                                 ---------------
             OIL/GAS TRANSMISSION (2.1%)
  3,150,000  El Paso Energy Corp...............................................................      114,778,125
  3,250,000  Enron Corp........................................................................      211,250,000
  2,850,000  Sonat, Inc........................................................................       72,140,625
                                                                                                 ---------------
                                                                                                     398,168,750
                                                                                                 ---------------
             OTHER METALS/MINERALS (0.5%)
  1,875,000  Phelps Dodge Corp.................................................................       90,937,500
                                                                                                 ---------------
             PACKAGE GOODS/COSMETICS (5.8%)
  6,000,000  Avon Products, Inc................................................................      249,750,000
  5,800,000  Gillette Co.......................................................................      311,025,000
  2,100,000  International Flavors & Fragrances, Inc...........................................       86,493,750
  2,750,000  Kimberly-Clark Corp...............................................................      129,937,500
  3,650,000  Procter & Gamble Co...............................................................      326,675,000
                                                                                                 ---------------
                                                                                                   1,103,881,250
                                                                                                 ---------------
             PACKAGED FOODS (0.9%)
  3,049,000  Quaker Oats Company (The).........................................................      166,551,625
                                                                                                 ---------------
             PAINTS/COATINGS (0.6%)
  2,125,000  PPG Industries, Inc...............................................................      110,632,813
                                                                                                 ---------------
             PAPER (1.1%)
  2,750,000  International Paper Co............................................................      115,500,000
  3,100,000  Mead Corp.........................................................................       94,356,250
                                                                                                 ---------------
                                                                                                     209,856,250
                                                                                                 ---------------
             PHOTOGRAPHIC PRODUCTS (0.8%)
  2,300,000  Eastman Kodak Co..................................................................      152,231,250
                                                                                                 ---------------
             RAILROADS (1.4%)
  4,800,000  Burlington Northern Santa Fe Corp.................................................      159,000,000
  2,725,000  CSX Corp..........................................................................      106,956,250
                                                                                                 ---------------
                                                                                                     265,956,250
                                                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             RENTAL/LEASING COMPANIES (0.3%)
  2,275,000  Ryder System, Inc.................................................................  $    61,425,000
                                                                                                 ---------------
             SPECIALTY FOODS/CANDY (0.5%)
  3,350,000  ConAgra, Inc......................................................................      100,918,750
                                                                                                 ---------------
             TOBACCO (0.6%)
  4,100,000  UST, Inc..........................................................................      121,206,250
                                                                                                 ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $8,198,778,984)..................................................   17,486,636,602
                                                                                                 ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           U.S. GOVERNMENT OBLIGATIONS (3.2%)
$100,000   U.S. Treasury Note
             5.50% due 02/29/00................................................................      100,438,000
 500,000   U.S. Treasury Note
             5.625% due 04/30/00...............................................................      503,000,000
                                                                                                 ---------------

           TOTAL U.S. GOVERNMENT OBLIGATIONS
           (IDENTIFIED COST $599,855,468)......................................................      603,438,000
                                                                                                 ---------------

           SHORT-TERM INVESTMENTS (4.1%)
           COMMERCIAL PAPER (a) (3.2%)
           FINANCE - AUTOMOTIVE (3.2%)
 140,000   BMW U.S. Capital Corp. 4.78% due 03/16/99...........................................      139,721,167
 150,000   Chrysler Financial Corp. 4.81% due 03/01/99.........................................      150,000,000
 150,000   Ford Motor Credit Co. 4.84% due 03/04/99............................................      149,939,500
 160,000   General Motors Acceptance Corp. 4.82% due 03/08/99..................................      159,850,044
                                                                                                 ---------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $599,510,711).......................................................      599,510,711
                                                                                                 ---------------

           U.S. GOVERNMENT AGENCY (a) (0.9%)
 179,000   Federal Home Loan Mortgage Corp. 4.70% due 03/01/99 (AMORTIZED COST $179,000,000)...      179,000,000
                                                                                                 ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.0%)
$    403   The Bank of New York 4.75% due 03/01/99 (dated 02/26/99; proceeds $403,090) (b)
             (IDENTIFIED COST $402,984)........................................................  $       402,984
                                                                                                 ---------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $778,913,695)......................................................      778,913,695
                                                                                                 ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $9,577,548,147) (C)...................................................   99.7 %   18,868,988,297

OTHER ASSETS IN EXCESS OF LIABILITIES..................................................    0.3         52,727,763
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 18,921,716,060
                                                                                         ------  ----------------
                                                                                         ------  ----------------

---------------------

ADR  American Depository Receipt.
ARS  American Registered Share.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $319,808 U.S. Treasury Bond 8.125% due 08/15/21 valued at $411,044.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,710,807,883 and the aggregate gross unrealized depreciation is $419,367,733, resulting in net unrealized appreciation of $9,291,440,150.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999

ASSETS:
Investments in securities, at value
  (identified cost $9,577,548,147).........................................................  $18,868,988,297
Receivable for:
    Dividends..............................................................................       45,852,522
    Capital stock sold.....................................................................       21,317,954
    Interest...............................................................................       12,166,197
Prepaid expenses and other assets..........................................................          417,537
                                                                                             ---------------
     TOTAL ASSETS..........................................................................   18,948,742,507
                                                                                             ---------------
LIABILITIES:
Payable for:
    Plan of distribution fee...............................................................       10,554,522
    Capital stock repurchased..............................................................       10,280,184
    Investment management fee..............................................................        5,435,703
Accrued expenses and other payables........................................................          756,038
                                                                                             ---------------
     TOTAL LIABILITIES.....................................................................       27,026,447
                                                                                             ---------------
     NET ASSETS............................................................................  $18,921,716,060
                                                                                             ---------------
                                                                                             ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $ 9,324,194,628
Net unrealized appreciation................................................................    9,291,440,150
Accumulated undistributed net investment income............................................       56,427,122
Accumulated undistributed net realized gain................................................      249,654,160
                                                                                             ---------------
     NET ASSETS............................................................................  $18,921,716,060
                                                                                             ---------------
                                                                                             ---------------
CLASS A SHARES:
Net Assets.................................................................................     $227,456,994
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................        3,777,381
     NET ASSET VALUE PER SHARE.............................................................           $60.22
                                                                                             ---------------
                                                                                             ---------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).....................................           $63.56
                                                                                             ---------------
                                                                                             ---------------
CLASS B SHARES:
Net Assets.................................................................................  $18,060,847,702
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................      300,101,280
     NET ASSET VALUE PER SHARE.............................................................           $60.18
                                                                                             ---------------
                                                                                             ---------------
CLASS C SHARES:
Net Assets.................................................................................     $144,424,733
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................        2,406,129
     NET ASSET VALUE PER SHARE.............................................................           $60.02
                                                                                             ---------------
                                                                                             ---------------
CLASS D SHARES:
Net Assets.................................................................................     $488,986,631
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE).........................        8,115,165
     NET ASSET VALUE PER SHARE.............................................................           $60.26
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $1,825,517 foreign withholding tax).......................................  $  339,824,396
Interest....................................................................................     100,266,418
                                                                                              --------------

     TOTAL INCOME...........................................................................     440,090,814
                                                                                              --------------

EXPENSES
Plan of distribution fee (Class A shares)...................................................         329,437
Plan of distribution fee (Class B shares)...................................................     120,000,897
Plan of distribution fee (Class C shares)...................................................       1,021,408
Investment management fee...................................................................      64,189,996
Transfer agent fees and expenses............................................................      13,000,952
Custodian fees..............................................................................         754,506
Shareholder reports and notices.............................................................         640,887
Registration fees...........................................................................         522,305
Professional fees...........................................................................          52,743
Directors' fees and expenses................................................................          17,622
Other.......................................................................................         199,775
                                                                                              --------------

     TOTAL EXPENSES.........................................................................     200,730,528
                                                                                              --------------

     NET INVESTMENT INCOME..................................................................     239,360,286
                                                                                              --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................................................     606,047,528
Net change in unrealized appreciation.......................................................     480,919,311
                                                                                              --------------

     NET GAIN...............................................................................   1,086,966,839
                                                                                              --------------

NET INCREASE................................................................................  $1,326,327,125
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR          FOR THE YEAR
                                                                         ENDED                ENDED
                                                                   FEBRUARY 28, 1999    FEBRUARY 28, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income............................................  $     239,360,286  $          242,721,488
Net realized gain................................................        606,047,528             262,042,293
Net change in unrealized appreciation............................        480,919,311           3,358,692,314
                                                                   -----------------  ----------------------

     NET INCREASE................................................      1,326,327,125           3,863,456,095
                                                                   -----------------  ----------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...............................................         (2,629,429)               (589,361)
    Class B shares...............................................       (221,780,945)           (235,858,916)
    Class C shares...............................................         (1,069,758)               (262,929)
    Class D shares...............................................         (8,313,813)             (4,131,290)
Net realized gain
    Class A shares...............................................         (5,076,567)               (252,349)
    Class B shares...............................................       (523,178,010)           (212,169,081)
    Class C shares...............................................         (3,300,551)               (142,422)
    Class D shares...............................................        (13,056,873)             (1,469,529)
                                                                   -----------------  ----------------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...........................       (778,405,946)           (454,875,877)
                                                                   -----------------  ----------------------

Net increase from capital stock transactions.....................        883,514,920           1,174,921,008
                                                                   -----------------  ----------------------

     NET INCREASE................................................      1,431,436,099           4,583,501,226

NET ASSETS:
Beginning of period..............................................     17,490,279,961          12,906,778,735
                                                                   -----------------  ----------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $56,427,122
    AND $50,860,781, RESPECTIVELY)...............................  $  18,921,716,060  $       17,490,279,961
                                                                   -----------------  ----------------------
                                                                   -----------------  ----------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund"), formerly Dean Witter Dividend Growth Securities Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $261,764,444 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the year ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.00%, respectively.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

The Distributor has informed the Fund that for the year ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $44,737, $15,587,266 and $122,956, respectively and received $995,027 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1999 aggregated $2,536,002,792 and $2,263,829,326, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $845,542,969 and $1,630,108,594, respectively.

For the year ended February 28, 1999, the Fund incurred $306,619 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 1999, the Fund incurred brokerage commissions of $189,929 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $6,407. At February 28, 1999, the Fund had an accrued pension liability of $52,676 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $72,500.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                          FOR THE YEAR                          FOR THE YEAR
                                                              ENDED                                 ENDED
                                                        FEBRUARY 28, 1999                    FEBRUARY 28, 1998+*
                                               -----------------------------------   -----------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
                                               ----------------   ----------------   ----------------   ----------------
CLASS A SHARES
Sold.........................................         2,876,877   $    170,240,232          1,531,951   $     82,190,159
Reinvestment of dividends and
 distributions...............................           115,901          6,832,652             10,089            547,397
Redeemed.....................................          (670,884)       (39,915,516)           (86,553)        (4,728,188)
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class A.......................         2,321,894        137,157,368          1,455,487         78,009,368
                                               ----------------   ----------------   ----------------   ----------------

CLASS B SHARES
Sold.........................................        41,065,402      2,454,734,237         51,834,503      2,670,318,255
Reinvestment of dividends and
 distributions...............................        11,692,435        692,257,292          7,994,489        416,521,197
Redeemed.....................................       (43,749,714)    (2,596,707,850)       (39,948,415)    (2,062,805,412)
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class B.......................         9,008,123        550,283,679         19,880,577      1,024,034,040
                                               ----------------   ----------------   ----------------   ----------------

CLASS C SHARES
Sold.........................................         1,945,008        116,417,760            930,792         50,207,370
Reinvestment of dividends and
 distributions...............................            71,052          4,189,216              6,914            374,891
Redeemed.....................................          (481,183)       (28,373,226)           (66,455)        (3,610,402)
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class C.......................         1,534,877         92,233,750            871,251         46,971,859
                                               ----------------   ----------------   ----------------   ----------------

CLASS D SHARES
Sold.........................................         1,439,703         86,416,098            841,753         45,989,589
Reinvestment of dividends and
 distributions...............................           351,263         20,757,304            101,638          5,504,556
Shares issued in connection with the
 acquisition of Dean Witter Retirement
 Series--Dividend Growth Series..............         1,765,858         96,172,282          --                 --
Redeemed.....................................        (1,689,580)       (99,505,561)          (474,716)       (25,588,404)
                                               ----------------   ----------------   ----------------   ----------------
Net increase - Class D.......................         1,867,244        103,840,123            468,675         25,905,741
                                               ----------------   ----------------   ----------------   ----------------
Net increase in Fund.........................        14,732,138   $    883,514,920         22,675,990   $  1,174,921,008
                                               ----------------   ----------------   ----------------   ----------------
                                               ----------------   ----------------   ----------------   ----------------

---------------------

 +   On July 28, 1997, 5,779,246 shares representing $308,785,103 were transferred to Class D.
 * For Class A, C, and D shares, for the period July 28, 1997 (issue date) through February 28, 1998.

6. FUND ACQUISITION

As of the close business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Dividend Growth Series ("Retirement Dividend Growth") pursuant to a plan of reorganization approved by shareholders of Retirement Dividend Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,765,858 Class D shares of the Fund at a net asset value of $54.47 per share for 6,721,613 shares of Retirement Dividend Growth. The net assets of the Fund and Retirement Dividend Growth immediately before the acquisition were $16,582,111,142 and $96,172,282, respectively, including unrealized appreciation of $8,813,294 for Retirement Dividend Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $16,678,283,424.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                         FOR THE YEAR ENDED FEBRUARY 28,
                                            ---------------------------------------------------------
                                             1999++      1998*++       1997       1996**       1995
-----------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....    $  58.36     $  46.60     $ 39.65     $ 31.16     $ 30.86
                                            --------     --------     -------     -------     -------

Income from investment operations:
   Net investment income................        0.77         0.84        0.81        0.75        0.72
   Net realized and unrealized gain.....        3.58        12.50        7.55        8.50        0.24
                                            --------     --------     -------     -------     -------

Total income from investment
 operations.............................        4.35        13.34        8.36        9.25        0.96
                                            --------     --------     -------     -------     -------

Less dividends and distributions from:
   Net investment income................      (0.75)       (0.83)      (0.88)      (0.67)      (0.66)
   Net realized gain....................      (1.78)       (0.75)      (0.53)      (0.09)       --
                                            --------     --------     -------     -------     -------

Total dividends and distributions.......      (2.53)       (1.58)      (1.41)      (0.76)      (0.66)
                                            --------     --------     -------     -------     -------

Net asset value, end of period..........    $  60.18     $  58.36     $ 46.60     $ 39.65     $ 31.16
                                            --------     --------     -------     -------     -------
                                            --------     --------     -------     -------     -------

TOTAL RETURN+...........................        7.59%       29.10%      21.37%      30.01%       3.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.11%(1)     1.14%       1.22%       1.31%       1.42%

Net investment income...................        1.29%(1)     1.61%       1.95%       2.14%       2.42%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................     $18,061      $16,989     $12,907      $9,782      $7,101

Portfolio turnover rate.................          13%           4%          4%         10%          6%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the Old Shares)) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          FEBRUARY 28,       FEBRUARY 28,
                                                                              1999               1998
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 58.39            $ 53.43
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         1.05               0.66
   Net realized and unrealized gain...................................         3.58               5.22
                                                                             ------             ------
Total income from investment operations...............................         4.63               5.88
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (1.02)             (0.67)
   Net realized gain..................................................        (1.78)             (0.25)
                                                                             ------             ------
Total dividends and distributions.....................................        (2.80)             (0.92)
                                                                             ------             ------
Net asset value, end of period........................................      $ 60.22            $ 58.39
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................         8.10%             11.15%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.64%(3)           0.70%(2)
Net investment income.................................................         1.76%(3)           2.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $227                $85
Portfolio turnover rate...............................................           13%                 4%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 58.28            $ 53.43
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         0.59               0.43
   Net realized and unrealized gain...................................         3.56               5.21
                                                                             ------             ------
Total income from investment operations...............................         4.15               5.64
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.63)             (0.54)
   Net realized gain..................................................        (1.78)             (0.25)
                                                                             ------             ------
Total dividends and distributions.....................................        (2.41)             (0.79)
                                                                             ------             ------
Net asset value, end of period........................................      $ 60.02            $ 58.28
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................         7.26%             10.68%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.43%(3)           1.45%(2)
Net investment income.................................................         0.97%(3)           1.37%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $144                $51
Portfolio turnover rate...............................................           13%                 4%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                          FEBRUARY 28,       FEBRUARY 28,
                                                                              1999               1998
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 58.43            $ 53.43
                                                                             ------             ------

Income from investment operations:
   Net investment income..............................................         1.17               0.76
   Net realized and unrealized gain...................................         3.59               5.20
                                                                             ------             ------

Total income from investment operations...............................         4.76               5.96
                                                                             ------             ------

Less dividends and distributions from:
   Net investment income..............................................        (1.15)             (0.71)
   Net realized gain..................................................        (1.78)             (0.25)
                                                                             ------             ------

Total dividends and distributions.....................................        (2.93)             (0.96)
                                                                             ------             ------

Net asset value, end of period........................................      $ 60.26            $ 58.43
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................         8.33%             11.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.43%(3)           0.45%(2)

Net investment income.................................................         1.97%(3)           2.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions................................         $489               $365

Portfolio turnover rate...............................................           13%                 4%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH
SECURITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund"), formerly Dean Witter Dividend Growth Securities Inc., at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 13, 1999

                            1999 FEDERAL TAX NOTICE

       During the year ended February 28, 1999, the Fund paid to its shareholders $1.76 per share from long-term capital gains. For such period, 100% of the income paid qualified for the dividends received deduction available to corporations.

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY DEAN WITTER
DIVIDEND GROWTH
SECURITIES



[PHOTO]


ANNUAL REPORT
FEBRUARY 28, 1999